Convertible Notes Payable and Warrants (Details Narrative)				2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 24, 2023 USD ($) $ / shares shares	Dec. 20, 2022 USD ($) $ / shares shares	May 16, 2022 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Statement [Line Items]
Convertible warrants | shares							91,611	444,059
Proceeds from issuance of debt								$ 3,034,000
Debt instrument redemption price percentage								15.00%
Debt instrument, unamortized discount					$ 86,000			$ 539,000
Legal fees								$ 18,000
Warrants exercisable price percentage								115.00%
Warrants exercise price | $ / shares							$ 11.78	$ 8.84
Fair value warrant					$ 109,000			$ 13,600,000
Fair value of debt								$ 2,500,000
Percentage of common stock purchase price							80.00%	80.00%
Share price | $ / shares					$ 4.00
Common stock intial public offering rate								50.00%
Debt, weighted average interest rate								12.00%
Long-Term Debt, Term								12 months
Debt and Equity Securities, Gain (Loss)								$ 10,000,000
Shares of investors							$ 1,620,000
Financing costs							$ 2,497,000
Warrants description					The shares of common stock underlying the Notes and the Warrants are subject to registration rights, and such shares must be registered within 90 days after the effectiveness of the Company’s initial public offering. If the Company fails to register the shares within 90 days, the Company agreed to pay a penalty of a cash payment equal to 0.02857% of the principal amount and interest due and owing under any Note held by the Holder or that number shares of common stock of the Company equal 1% of the shares of common stock underlying any Note and Warrant held by the Holder, in total amount per week paid in, whichever is greater		The shares of common stock underlying the Notes and the Warrants are subject to registration rights, and such shares must be registered within 90 days after the effectiveness of the Company’s initial public offering. If the Company fails to register the shares within 90 days, the Company agreed to pay a penalty of a cash payment equal to 0.02857% of the principal amount and interest due and owing under any Note held by the Holder or that number shares of common stock of the Company equal 1% of the shares of common stock underlying any Note and Warrant held by the Holder, in total amount per week paid in, whichever is greater
Percentage of prorata securities					20.00%		20.00%
Original issue discount					$ 45,000
Amortization of Debt Discount					24,000
Amortization of debt discount					69,000	$ 750,000	$ 2,326,000	713,000
Accrued interest					638,000		529,000	$ 101,000
Changes in interest payable					109,000		$ 428,000
Accrue interest							6.00%	6.00%
Accrue interest				$ 250,000
Common stock, par value | $ / shares							$ 0.0001	$ 0.0001
Debt conversion price				80.00%
Holders right description				The Holder shall have the right to purchase up to the number of Shares that equals the amount obtained by dividing: (A) eighty percent (80%) of the aggregate principal amount of the Holder’s Note(s) delivered pursuant to the Note and Warrant Purchase Agreement; by (B) 80% of $4.00, the current midpoint price of the Company’s prospective IPO. For example, $100,000 aggregate principal amount of Note x 80% = $80,000) / ($4.00 current midpoint price of prospective IPO x 80% = $3.20) = 25,000 warrants. The exercise price per share shall be equal to 80% of the offering price per share of common stock of the Company in its first underwritten public offering (the “IPO”) pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale by the Company of not less than $10,000,000 of its equity securities, as a result of or following which the Company shall be a reporting issuer under the Securities and Exchange Act of 1934, as amended, and its common stock shall be listed on the Nasdaq Stock Market. This Warrant shall be exercisable, in whole or in part: (i) after the earlier to occur of: (A) the consummation of the IPO; or (B) six months after the date of this Warrant; and (ii) prior to the Warrant expiration date which is twelve months after the date of this Warrant
Accrued interest					$ 5,000
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares					3,000
Common stock issued as debt discount					$ 24,000
Debt discount					24,000
Convertible Promissory Note [Member]
Statement [Line Items]
Share price | $ / shares	$ 3.00
Accrue interest	12.00%							12.00%
Accrue interest	$ 30,000
Principal amount					$ 30,000
Maturity date description	The Notes shall be due and payable on the date that is six (6) months from the date of the Notes (the “Initial Maturity Date”); provided, however, that the Company and Lender may, upon mutual written agreement, extend such maturity date an additional six (6) months (such extended maturity date, (the “Extended Maturity Date”).
Convertible Promissory Notes [Member]
Statement [Line Items]
Accrue interest				$ 250,000
Senior Notes [Member]
Statement [Line Items]
Common stock share | shares					39,062		773,060
Conversion of Stock, Shares Issued | shares					794,146
Warrant Holder [Member]
Statement [Line Items]
Legal fees							$ 18,000
Fair value warrant							2,500,000
Original issue discount							539,000
Proceeds from warrants							3,000,000.0
Amortization of Debt Discount								$ 2,300,000
Amortization of debt discount							$ 2,300,000
Investor [Member] | Convertible Promissory Note [Member]
Statement [Line Items]
Common stock share | shares	20,000
Shares of investors	$ 100,000
Senior Convertible Note Holders [Member]
Statement [Line Items]
Common stock share | shares							282,522
Convertible Common Stock [Member]
Statement [Line Items]
Common stock intial public offering rate								65.00%
IPO [Member]
Statement [Line Items]
Warrants exercise price | $ / shares								$ 4.00
Share price | $ / shares								$ 4.00
Conversion price percentage								50.00%
Qualified Public Offering [Member]
Statement [Line Items]
Increase in outstanding balance, percentage				10.00%
Increase in outstanding balance additional, percentage				2.50%
Warrant [Member]
Statement [Line Items]
Convertible warrants | shares				21,207	19,256	21,207	264,315	1,218,506
Warrants exercise price | $ / shares				$ 3.20	$ 5.90	$ 5.90	$ 5.90
Share price | $ / shares				$ 4.00
Debt Instrument, Description								December 15, 2021. Additionally, each Warrant contains a cashless exercise provision, which is effective if the shares underlying the Warrant are not covered by a registration statement 6 months from the date of issuance of the Warrant
Common stock share | shares							264,315
Common Stock [Member]
Statement [Line Items]
Convertible warrants | shares					19,256	21,207
Common stock share | shares							183,223
Shares of investors
Debt Instrument, Convertible, Conversion Ratio				10
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares					3,000
Common Stock [Member] | Senior Convertible Note Holders [Member]
Statement [Line Items]
Share price | $ / shares		$ 8.84	$ 8.84				$ 8.84
Common stock share | shares		106,736	69,049
Shares of investors		$ 944,000	$ 609,000				$ 2,500,000
Financing costs							2,500,000
Common Stock [Member] | Senior Convertible Note Holders [Member] | Second Amendment [Member]
Statement [Line Items]
Share price | $ / shares			$ 8.84
Common stock share | shares			106,736
Shares of investors			$ 944,000
Common Stock [Member] | Qualified Public Offering [Member]
Statement [Line Items]
Common stock, par value | $ / shares				$ 0.0001
Senior Convertible Promissory Notes [Member]
Statement [Line Items]
Notes issued							3,491,000	$ 3,591,000
Principal amount							100,000
Debt Conversion, Converted Instrument, Amount							$ 3,941,000
Principal amount					$ 225,000
Convertible Promissory Note [Member]
Statement [Line Items]
Principal amount					$ 250,000